Loans and Borrowings	12 Months Ended
Dec. 31, 2022
Loans and Borrowings [Abstract]
Loans and borrowings
13.	Loans and borrowings

	Annual Interest Rate	Maturity (Months)	As of December 31, 2021	As of December 31, 2022

Short-term borrowings:
China CITIC Bank	4.70%	March,2023	27,000,000	27,000,000
Bank of Ningbo	4.80%	December, 2023	50,000,000	34,000,000
Bank of China	3.75%	August, 2023	-	5,000,000
PingAn Bank	9.00%	April,2023	-	1,000,000
Webank	12.24%	April,2023	-	500,000
Subtotal			77,000,000	67,500,000

Long term loans and borrowings, current:
Haier Financial Leasing Co. LTD (1)	7.16%	April,2024	-	2,500,000
Tianjin Jincheng Bank Co., LTD	14.40%	March,2024	-	1,425,000
Subtotal			-	3,925,000

Long term loans and borrowings, non-current:
Haier Financial Leasing Co. LTD (1)	7.16%	April,2024	-	1,250,000
Tianjin Jincheng Bank Co., LTD	14.40%	March,2024	-	356,250
Subtotal			-	1,606,250

Total			77,000,000	73,031,250

(1)	During the year ended December 31, 2022, the Group sold certain equipment to Haier Financial Leasing Co. LTD (the “purchaser-lessor”) and simultaneously entered into contracts to lease back these assets from the purchaser-lessor for two years. Pursuant to the terms of the contracts, the Group is required to pay lease payments to the purchaser-lessor quarterly over the contract periods and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the leases. Through the leaseback, the Group substantially retains all of the benefits and risks incident to the ownership of the equipment sold and the Group does not transfer the control of the asset to the purchaser-lessor. Therefore, the lease transaction did not qualify as sale-leaseback transaction. Accordingly, the Group identified the transaction as financing arrangement and recorded as borrowings.

The weighted average interest rate per annum for the Group’s bank loans was 5.01%, 4.82% and 5.52% respectively for the years ended December 31, 2020, 2021 and 2022. The Group’s bank loans were secured by the pledge of Group’s buildings and land use rights plus personal guarantees provided by related parties. As of December 31, 2021 and 2022, the total net book amounts of pledged assets were RMB32,939,297 and RMB103,502,801, respectively (Note 7 and 8). As of December 31, 2021, the total guaranteed amounts provided by related parties were RMB 70,000,000 within the period from July 29, 2020 to July 29, 2023. As of December 31, 2022, the total guaranteed amounts provided by related parties were RMB 80,000,000 within the period from March 17, 2022 to March 17, 2027.

The fair values of personal guarantee provided by the related parties for the Company’s loan were not significant as of December 31, 2021 and 2022 respectively.